Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration	[1]
Financial assets (liabilities) measured at fair value
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments			73
Contingent consideration
Financial assets (liabilities) measured at fair value		(92)	73
Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration		(21,705)	(21,995)
Financial assets (liabilities) measured at fair value	[1]	(23,534)	$ (21,995)
Derivatives instruments [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Derivatives instruments [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments		(92)
Derivatives instruments [Member] | Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration [member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Contingent consideration	[1]
Contingent consideration [member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Contingent consideration
Contingent consideration [member] | Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Contingent consideration		$ (23,534)

[1]	For changes in Contingent liability see above